As filed with the Securities and Exchange Commission on July 5, 2000.

-------------------------------------------------------------------------------

                                                             File Nos. 333-00999
                                                                       811-07541

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 11      /X/

                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 13           /X/

                  GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        GLENBROOK LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
                (Name and Complete Address of Agent for Service)

                                   COPIES TO:

ANTHONY POOLE, ESQUIRE                   TERRY R. YOUNG, ESQUIRE
GLENBROOK LIFE AND ANNUITY COMPANY       ALFS, INC.
3100 SANDERS ROAD, SUITE J5B             3100 SANDERS ROAD, SUITE J5B
NORTHBROOK, ILLINOIS 60062               NORTHBROOK, ILLINOIS 60062


            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

     __  immediately  upon filing  pursuant to  paragraph  (b) of Rule 485
     __  on (date)  pursuant  to  paragraph  (b) of  Rule  485
     X   60 days  after  filing pursuant to paragraph (a)(1) of Rule 485
     __  on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Units of Interest in the Glenbrook Life Multi-Manager Variable Account under Deferred Variable Annuity Contracts.

                                Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding the optional Enhanced Death and Income Benefit Combination Rider II ("Rider II") to the Glenbrook Provider (Enhanced) Variable Annuity contract (the "Contract") described in the currently effective prospectus and SAI for that Contract, each dated May 1, 2000, included in the Registration Statement. Rider II will replace the current Enhanced Death and Income Benefit Combination Rider for Contracts issued on and after the effective date of the Amendment. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.


PART A


                       GLENBROOK LIFE AND ANNUITY COMPANY
                  GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT
                   SUPPLEMENT, DATED ___________, 2000, TO THE
                 GLENBROOK PROVIDER VARIABLE ANNUITY PROSPECTUS
                                DATED MAY 1, 2000

This supplement describes the optional Enhanced Death and Income Benefit Combination Rider II ("new Rider") now available to owners of the Glenbrook Provider Variable Annuity contract ("Contract") offered by Glenbrook Life and Annuity Company. The Enhanced Death and Income Benefit Combination Rider ("old Rider") described in your prospectus is not available with Contracts issued on or after the date of this supplement. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

There are a few differences between the new Rider, and the old Rider described in the May 1, 2000 prospectus for the Contract. Under the new Rider:

         1) The mortality and expense risk charge is 0.06% higher;

         2) In the withdrawal adjustment formula under Enhanced Death Benefit A, (c) now equals the most recently calculated Enhanced Death Benefit A.

         3) In the withdrawal adjustment formula under Enhanced Death Benefit B, (c) now equals the most recently calculated Enhanced Death Benefit B.

         4) Under Enhanced Death Benefit A, we will calculate Anniversary Values each Contract Anniversary prior to the oldest Contract owner's (or Annuitant's) 85th birthday.

         5) When the enhanced income benefit is used to determine income payments, the enhanced income benefit (less applicable taxes) is applied only to the guaranteed rates for the Income Plan you elect;

         6) If you choose to receive income payments based on the enhanced income benefit there are two additional conditions: a) the Payout Start Date must occur during the 30 day period following the Contract Anniversary; and b) you must apply the enhanced income benefit to Fixed Amount Income Payments. However, we no longer require that the Payout Start Date occur prior to the Annuitant's 90th birthday.

Accordingly, your prospectus is amended as follows:

Throughout the prospectus, replace all references to

o the "Enhanced Death and Income Benefit Combination Rider" with "Enhanced Death and Income Benefit Combination Rider II;"

o total Variable Account annual fees of "1.59%" (old Rider), with "1.65%" (new Rider); and

o a mortality and expense risk charge of "1.49%" (old Rider), with "1.55%" (new Rider).


Page 11: Replace  Example 1 with the  following:





Variable Sub-Account                  1 Year         3 Years      5 Years         10 Years
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced                       $81            $134         $182            $328
AIM V.I. Diversified Income             $77            $123         $162            $291
AIM V.I. Government Securities          $78            $125         $166            $298
AIM V.I. Growth                         $76            $120         $157            $280
AIM V.I. Growth and Income              $77            $121         $159            $285
AIM V.I. International Equity           $79            $127         $170            $305
AIM V.I. Value                          $76            $121         $159            $284
The Dreyfus Socially Responsible
   Growth Fund, Inc.                    $77            $122         $160            $287
Dreyfus Stock Index Fund                $71            $105         $133            $231
Dreyfus VIF Growth & Income             $77            $122         $160            $287
Dreyfus VIF Money Market                $75            $115         $150            $265
Fidelity VIP Contrafund-R-              $76            $118         $154            $274
Fidelity VIP Equity-Income              $74            $115         $149            $264
Fidelity VIP Growth                     $75            $118         $154            $273
Fidelity VIP High Income                $76            $118         $155            $276
Franklin Small Cap -- Class 2           $80            $130         $175            $315
Mutual Shares Securities -- Class 2     $79            $129         $173            $312
Templeton Developing Markets
   Securities -- Class 2                $87            $153         $211            $385
Templeton Growth Securities -- Class 2  $80            $132         $178            $320
Templeton International
   Securities -- Class 2                $80            $132         $178            $320
Goldman Sachs VIT Capital Growth        $79            $128         $171            $308
Goldman Sachs VIT CORE-SM- Small Cap
   Equity                               $79            $128         $171            $308
Goldman Sachs VIT CORE-SM- U.S. Equity  $78            $125         $166            $298
Goldman Sachs VIT Global Income         $80            $133         $179            $322
Goldman Sachs VIT International Equity  $82            $139         $189            $342
MFS Emerging Growth                     $77            $123         $163            $292
MFS Growth & Income                     $78            $124         $165            $296
MFS New Discovery                       $80            $130         $175            $315
MFS Research                            $77            $124         $164            $294
Morgan Stanley UIF Equity Growth        $77            $123         $163            $293
Morgan Stanley UIF Fixed Income         $76            $119         $156            $277
Morgan Stanley UIF Global Equity        $80            $133         $179            $322
Morgan Stanley UIF Mid Cap Value        $79            $130         $174            $313
Morgan Stanley UIF Value                $77            $123         $163            $293
Oppenheimer Aggressive Growth           $76            $118         $154            $274
Oppenheimer Capital Appreciation        $76            $119         $156            $277
Oppenheimer Global Securities           $76            $118         $155            $276
Oppenheimer Main Street Growth & Income $77            $121         $160            $286
Oppenheimer Strategic Bond              $77            $121         $160            $286





Page 12: Replace  Example 2 with the  following:


Variable Sub-Account                  1 Year         3 Years      5 Years         10 Years
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced                       $30            $92         $156             $328
AIM V.I. Diversified Income             $26            $80         $137             $291
AIM V.I. Government Securities          $27            $82         $141             $298
AIM V.I. Growth                         $25            $77         $132             $280
AIM V.I. Growth and Income              $26            $78         $134             $285
AIM V.I. International Equity           $28            $85         $144             $305
AIM V.I. Value                          $25            $78         $133             $284
The Dreyfus Socially Responsible
   Growth Fund, Inc.                    $26            $79         $135             $287
Dreyfus Stock Index Fund                $20            $63         $108             $231
Dreyfus VIF Growth & Income             $26            $79         $135             $287
Dreyfus VIF Money Market                $24            $73         $124             $265
Fidelity VIP Contrafund-R-              $25            $75         $129             $274
Fidelity VIP Equity-Income              $23            $72         $124             $264
Fidelity VIP Growth                     $24            $75         $128             $273
Fidelity VIP High Income                $25            $76         $130             $276
Franklin Small Cap -- Class 2           $29            $88         $149             $315
Mutual Shares Securities -- Class 2     $28            $87         $148             $312
Templeton Developing Markets
   Securities -- Class 2                $36           $110         $186             $385
Templeton Growth Securities -- Class 2  $29            $89         $152             $320
Templeton International
   Securities -- Class 2                $29            $89         $152             $320
Goldman Sachs VIT Capital Growth        $28            $85         $146             $308
Goldman Sachs VIT CORE-SM- Small
   Cap Equity                           $28            $85         $146             $308
Goldman Sachs VIT CORE-SM- U.S. Equity  $27            $82         $141             $298
Goldman Sachs VIT Global Income         $29            $90         $153             $322
Goldman Sachs VIT International Equity  $31            $96         $163             $342
MFS Emerging Growth                     $26            $81         $137             $292
MFS Growth & Income                     $27            $82         $140             $296
MFS New Discovery                       $29            $88         $149             $315
MFS Research                            $26            $81         $138             $294
Morgan Stanley UIF Equity Growth        $26            $81         $138             $293
Morgan Stanley UIF Fixed Income         $25            $76         $130             $277
Morgan Stanley UIF Global Equity        $29            $90         $153             $322
Morgan Stanley UIF Mid Cap Value        $28            $87         $148             $313
Morgan Stanley UIF Value                $26            $81         $138             $293
Oppenheimer Aggressive Growth           $25            $75         $129             $274
Oppenheimer Capital Appreciation        $25            $76         $130             $277
Oppenheimer Global Securities           $25            $76         $130             $276
Oppenheimer Main Street Growth & Income $26            $79         $134             $286
Oppenheimer Strategic Bond              $26            $79         $134             $286



Page 28: Replace the definition of "(c)" in the withdrawal adjustment formula under Enhanced Death Benefit A with the following:

                  (c)   =   is the most recently calculated Enhanced Death
                  Benefit A.

Page 28: Replace "80th birthday" with "85th birthday" in the last sentence under Enhanced Death Benefit A to indicate that Anniversary Values will be calculated for each Contract Anniversary through the Contract owner's (or Annuitant's) age 85.


Page 28: Replace the definition of "(c)" in the withdrawal adjustment formula under Enhanced Death Benefit B with the following:

                  (c)   =    is the most recently calculated Enhanced Death
                  Benefit B.

Page 28: Add the following after the third paragraph under "Enhanced Death and Income Benefit Combination Rider II":

         This minimum amount is used solely for the purpose of calculating the guaranteed income benefit under this Rider ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

         The guaranteed income benefit amount is determined by applying the enhanced income benefit amount less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described below.

Page 29: Replace the second bullet in the first paragraph under "Enhanced Death and Income Benefit Combination Rider II" with the following:

     o    occurs during the 30 day period following a Contract Anniversary

Page 29: Replace the following sentence in the second paragraph under "Enhanced Death and Income Benefit Combination Rider II":

     On the Payout Start Date, you may apply the greater of the Contract Value or the enhanced income benefit to the Payout Phase of the Contract.

with the following sentence:

The income payment will be the greater of the guaranteed income benefit and the income payment provided in the Payout Phase section.


Page 29: Add the following to the last paragraph under "Enhanced Death and Income Benefit Combination Rider II":

         The enhanced income benefit will only apply if you elect to receive fixed amount income payments.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                  GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT
                   SUPPLEMENT, DATED ___________, 2000, TO THE
                 GLENBROOK PROVIDER VARIABLE ANNUITY PROSPECTUS
                                DATED MAY 1, 2000

This supplement describes the optional Enhanced Death and Income Benefit Combination Rider II ("new Rider") now available to owners of the Glenbrook Provider Variable Annuity contract ("Contract") offered by Glenbrook Life and Annuity Company. The Enhanced Death and Income Benefit Combination Rider ("old Rider") described in your prospectus is not available with Contracts issued on or after the date of this supplement. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

There are a few differences between the new Rider, and the old Rider described in the May 1, 2000 prospectus for the Contract. Under the new Rider:

         1) The mortality and expense risk charge is 0.06% higher;

         2) In the withdrawal adjustment formula under Enhanced Death Benefit A, (c) now equals the most recently calculated Enhanced Death Benefit A.

         3) In the withdrawal adjustment formula under Enhanced Death Benefit B, (c) now equals the most recently calculated Enhanced Death Benefit B.

         4) Under Enhanced Death Benefit A, we will calculate Anniversary Values each Contract Anniversary prior to the oldest Contract owner's (or Annuitant's) 85th birthday.

         5) When the enhanced income benefit is used to determine income payments, the enhanced income benefit (less applicable taxes) is applied only to the guaranteed rates for the Income Plan you elect;

         6) If you choose to receive income payments based on the enhanced income benefit there are two additional conditions: a) the Payout Start Date must occur during the 30 day period following the Contract Anniversary; and b) you must apply the enhanced income benefit to Fixed Amount Income Payments. However, we no longer require that the Payout Start Date occur prior to the Annuitant's 90th birthday.

Accordingly, your prospectus is amended as follows:

Throughout the prospectus, replace all references to

o the "Enhanced Death and Income Benefit Combination Rider" with "Enhanced Death and Income Benefit Combination Rider II;"

o total Variable Account annual fees of "1.59%" (old Rider), with "1.65%" (new Rider); and

o a mortality and expense risk charge of "1.49%" (old Rider), with "1.55%" (new Rider).


Page 10: Replace  Example 1 with the  following:




Variable Sub-Account                  1 Year         3 Years      5 Years         10 Years
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced                       $81           $134          $182            $328
AIM V.I. Capital Appreciation           $76           $120          $157            $280
AIM V.I. Growth                         $76           $120          $157            $280
AIM V.I. Growth & Income                $77           $121          $159            $285
AIM V.I. High Yield                     $80           $132          $178            $321
AIM V.I. Value                          $76           $121          $159            $284
Federated Prime Money Fund II           $76           $120          $157            $280
Fidelity VIP Equity-Income              $74           $115          $149            $264
Fidelity VIP Growth                     $75           $118          $154            $273
Fidelity VIP High Income                $76           $118          $155            $276
Fidelity VIP Overseas                   $78           $124          $164            $295
Fidelity VIP Contrafund-R-              $76           $118          $154            $274
Fidelity VIP Index 500                  $72           $106          $134            $234
MFS Emerging Growth                     $77           $123          $163            $292
MFS Growth with Income                  $78           $124          $165            $296
MFS Research                            $77           $124          $164            $294
Oppenheimer Aggressive Growth           $76           $118          $154            $274
Oppenheimer Capital Appreciation        $76           $119          $156            $277
Oppenheimer Global Securities           $76           $118          $155            $276
Oppenheimer Main Street Growth & Income $77           $121          $160            $286
Oppenheimer Multiple Strategies         $76           $120          $157            $280
Oppenheimer Strategic Bond              $77           $121          $160            $286
STI Capital Appreciation                $80           $133          $179            $322
STI Growth and Income                   $81           $134          $181            $327
STI International Equity                $85           $146          $201            $365
STI Investment Grade Bond               $76           $120          $158            $283
STI Mid-Cap Equity                      $80           $133          $179            $322
STI Quality Growth Stock                $82           $137          $186            $337
STI Small Cap Value Equity              $81           $134          $181            $327
STI Value Income Stock                  $78           $126          $169            $303
Templeton Global Income Securities
   -- Class 2                           $78           $125          $166            $298
Templeton Growth Securities -- Class 2  $80           $132          $178            $320




Page 11: Replace  Example 2 with the  following:



Variable Sub-Account                  1 Year         3 Years      5 Years         10 Years
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced                       $30             $92         $156            $328
AIM V.I. Capital Appreciation           $25             $77         $132            $280
AIM V.I. Growth                         $25             $77         $132            $280
AIM V.I. Growth & Income                $26             $78         $134            $285
AIM V.I. High Yield                     $29             $90         $153            $321
AIM V.I. Value                          $25             $78         $133            $284
Federated Prime Money Fund II           $25             $77         $132            $280
Fidelity VIP Equity-Income              $23             $72         $124            $264
Fidelity VIP Growth                     $24             $75         $128            $273
Fidelity VIP High Income                $25             $76         $130            $276
Fidelity VIP Overseas                   $27             $82         $139            $295
Fidelity VIP Contrafund-R-              $25             $75         $129            $274
Fidelity VIP Index 500                  $21             $63         $109            $234
MFS Emerging Growth                     $26             $81         $137            $292
MFS Growth with Income                  $27             $82         $140            $296
MFS Research                            $26             $81         $138            $294
Oppenheimer Aggressive Growth           $25             $75         $129            $274
Oppenheimer Capital Appreciation        $25             $76         $130            $277
Oppenheimer Global Securities           $25             $76         $130            $276
Oppenheimer Main Street Growth & Income $25             $79         $134            $286
Oppenheimer Multiple Strategies         $25             $77         $132            $280
Oppenheimer Strategic Bond              $26             $79         $134            $286
STI Capital Appreciation                $29             $90         $153            $322
STI Growth and Income                   $30             $92         $156            $327
STI International Equity                $34            $104         $176            $365
STI Investment Grade Bond               $25             $78         $133            $283
STI Mid-Cap Equity                      $29             $90         $153            $322
STI Quality Growth Stock                $31             $95         $161            $337
STI Small Cap Value Equity              $30             $92         $156            $327
STI Value Income Stock                  $27             $84         $143            $303
Templeton Global Income Securities
   -- Class 2                           $27             $82         $141            $298
Templeton Growth Securities -- Class 2  $29             $89         $152            $320



Page 27: Replace the definition of "(c)" in the withdrawal adjustment formula under Enhanced Death Benefit A with the following:

                  (c)   =   is the most recently calculated Enhanced Death
                  Benefit A.

Page 27: Replace "80th birthday" with "85th birthday" in the last sentence under Enhanced Death Benefit A to indicate that Anniversary Values will be calculated for each Contract Anniversary through the Contract owner's (or Annuitant's) age 85.


Page 27: Replace the definition of "(c)" in the withdrawal adjustment formula under Enhanced Death Benefit B with the following:

                  (c)   =    is the most recently calculated Enhanced Death
                  Benefit B.

Page 28: Add the following after the third paragraph under "Enhanced Death and Income Benefit Combination Rider II":

         This minimum amount is used solely for the purpose of calculating the guaranteed income benefit under this Rider ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

         The guaranteed income benefit amount is determined by applying the enhanced income benefit amount less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described below.

Page 28: Replace the second bullet in the first paragraph under "Enhanced Death and Income Benefit Combination Rider II" with the following:

     o    occurs during the 30 day period following a Contract Anniversary

Page 28: Replace the following sentence in the second paragraph under "Enhanced Death and Income Benefit Combination Rider II":

On the Payout Start Date, you may apply the greater of the Contract Value or the enhanced income benefit to the Payout Phase of the Contract.

with the following sentence:

The income payment will be the greater of the guaranteed income benefit and the income payment provided in the Payout Phase section.


Page 28: Add the following to the last paragraph under "Enhanced Death and Income Benefit Combination Rider II":

         The enhanced income benefit will only apply if you elect to receive fixed amount income payments.

 PART C


Part C is hereby amended to include the following exhibits:


Item 24(b). EXHIBITS

(4)(c)   Form of Contract Riders

(9)(e)   Opinion and Consent of Counsel

(99)     Powers of Attorney for Thomas J. Wilson, II, Michael J. Velotta,
         Kevin R. Slawin, Margaret G. Dyer, Marla G. Friedman, John C. Lounds,
         J. Kevin McCarthy, Casey J. Sylla, Samuel H. Pilch and Steven C. Verney

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement, as amended, to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 5th day of July, 2000.

                  GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT
                                  (REGISTRANT)

                     BY: GLENBROOK LIFE AND ANNUITY COMPANY
                                   (DEPOSITOR)


                                    By: /s/MICHAEL J. VELOTTA
                                      -----------------------
                                      Michael J. Velotta
                                      Vice President, Secretary and
                                      General Counsel

As required by the Securities Act of 1933, this Registration Statement, as amended, has been duly signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 5th day of July, 2000.



*/THOMAS J. WILSON, II               President and Chief Operating Officer
----------------------
Thomas J. Wilson, II

/s/MICHAEL J. VELOTTA                Vice President, Secretary, General Counsel
----------------------                        and Director
Michael J. Velotta

*/KEVIN R. SLAWIN                    Vice President
------------------                   (Principal Financial Officer)
Kevin R. Slawin

*/MARGARET G. DYER                   Director
-------------------
Margaret G. Dyer

*/MARLA G. FRIEDMAN                  Vice President and Director
-------------------
Marla G. Friedman

*/JOHN C. LOUNDS                     Director
------------------
John C. Lounds

*/STEVEN C. VERNEY                   Director
-------------------
Steven C. Verney

*/J. KEVIN MCCARTHY                  Director
-------------------
J. Kevin McCarthy

*/CASEY J. SYLLA                     Chief Investment Officer and
-----------------                    Director
Casey J. Sylla


*/SAMUEL H. PILCH                    Controller
----------------------               (Principal Accounting Officer)
Samuel H. Pilch



*/  By Michael J. Velotta, pursuant to Power of Attorney, filed herewith.

EXHIBIT LIST





The following exhibits are filed herewith:


EXHIBIT NO.                         DESCRIPTION


(4)(c)   Form of Contract Riders

(9)(f)   Opinion and Consent of Counsel

(99)     Powers of Attorney for Thomas J. Wilson, II, Michael J. Velotta,
         Kevin R. Slawin, Margaret G. Dyer, Marla G. Friedman, John C. Lounds,
         J. Kevin McCarthy, Casey J. Sylla, Samuel H. Pilch and Steven C. Verney